Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024			$ 137,094	$ (131,028)	$ 6,066	$ 664	$ 6,730
Balance, shares at Dec. 31, 2024		72,672,958
Loss for the period							(6,095)
Balance at Jun. 30, 2025							5,111
Balance at Dec. 31, 2024			137,094	(131,028)	6,066	664	6,730
Balance, shares at Dec. 31, 2024		72,672,958
Issuance of Ordinary Shares, net of issuance costs	[1]		4,001		4,001		4,001
Issuance of Ordinary Shares, net of issuance costs, shares	[1]	33,799,530
Issuance of warrants, net of issuance costs	[1]		4,519		4,519		4,519
Issuance of warrants, net of issuance costs, shares	[1]	31,816,397
Modification of warrants previously issued in connection with fundraising (See note 10C)			164		164		164
Transactions with shareholder			61		61		61
Issuance of shares in subsidiary			2,508		2,508	(1,716)	792
Share-based payment			817		817	130	947
Share-based payment, shares		2,345,536
Loss for the period				(11,903)	(11,903)	(200)	(12,103)
Balance at Dec. 31, 2025			149,164	(142,931)	6,233	(1,122)	5,111
Balance, shares at Dec. 31, 2025		140,634,421
Issuance of Ordinary Shares, net of issuance costs	[1]		4,969		4,969		4,969
Issuance of Ordinary Shares, net of issuance costs, shares	[1]	174,049,320
Issuance of warrants, net of issuance costs	[1]		18		18		18
Issuance of warrants, net of issuance costs, shares	[1]	54,381,210
Share-based payment			363		363	32	395
Share-based payment, shares		2,320,718
Loss for the period				(5,531)	(5,531)	(224)	(5,755)
Receipts on account of Shares			1,060		1,060		1,060
Balance at Jun. 30, 2026			$ 155,574	$ (148,462)	$ 7,112	$ (1,314)	$ 5,798
Balance, shares at Jun. 30, 2026		371,385,669

[1]	Issuance costs in the amount of $267 and $801 in 2026 and 2025, respectively.